Segment Reporting (Long-Lived Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Long-lived assets	$ 6,571	$ 7,007	$ 6,777
European Union [Member]
Segment Reporting Information [Line Items]
Long-lived assets	2,938	3,226	3,319
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,094	1,158	1,260
Asia [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,687	1,765	1,452
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Long-lived assets	706	663	549
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Long-lived assets	6,425	6,812	6,580
Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 146	$ 195	$ 197